Property and Equipment Disclosure	12 Months Ended
Dec. 31, 2019
Notes
Property and Equipment Disclosure	Note 4. Property and Equipment

Property and equipment consists of the following:

	December 31,
	2019	2018

Leasehold improvements	$356,693	$349,121
Office and equipment	566,308	566,308
Selling equipment	8,354	8,354
Furniture and fixtures	18,487	18,487

Total at cost	949,842	942,270
Less: Accumulated depreciation & amortization	(823,160)	(769,213)

	$126,682	$173,057

Depreciation and amortization expense related to the assets above for the years ended December 31, 2019 and 2018 was $53,947 and $101,708, respectively.